Cover Page	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	PLAYA HOTELS & RESORTS N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	1-38012
Entity Tax Identification Number	98-1346104
Entity Addresses [Line Items]
Entity Address, Address Line One	Nieuwezijds Voorburgwal 104
Entity Address, Postal Zip Code	1012 SG
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	571 12 02
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.10 par value
Trading Symbol	PLYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001692412
Amendment Flag	false